Share-based compensation - Schedule of Phantom RSU Award Activity (Details) - Phantom RSU award - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Phantom RSU award plan
Units
Units, beginning balance (in shares)	2,178,314	3,200,187	2,711,755
Forfeited (in shares)	(327,435)	(5,139)	(180,272)
Units, ending balance (in shares)	1,881,410	2,178,314	3,200,187
Total Non-vested
Number of unites outstanding (in shares)	1,881,410
Current share price (in dollars per share)	$ 7.34
Total fair value of the plan	$ 13,810
Weighted-average accumulated percentage of service	52.13%
Accrued liability	$ 7,199
Compensation expense not yet recognized	$ 6,611
Weighted-average period for recognition	1 year 11 months 12 days
2023
Units
Grant (in shares)	586,633		769,375
Vesting, settlement and partial vesting (in shares)		(32,599)
Settlement
Vesting grant in value		$ 351
2019
Units
Vesting, settlement and partial vesting (in shares)		(943,288)	(59,616)
Settlement
Partial vesting grant in value			$ 512
Vesting grant in value		$ 10,480
2021
Units
Vesting, settlement and partial vesting (in shares)		(692,422)
Settlement
Vesting grant in value		$ 7,693
2022
Units
Vesting, settlement and partial vesting (in shares)	(786,293)		(41,055)
Settlement
Vesting grant in value	$ 6,306		$ 326
2024
Units
Grant (in shares)	504,305	651,575
Vesting, settlement and partial vesting (in shares)	(28,800)
Settlement
Vesting grant in value	$ 220
2025
Units
Grant (in shares)	845,624